January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 11.3%
CF Industries Holdings, Inc.	48,025	$ 4,428,385
Corteva, Inc.	92,470	6,035,517
Nutrien Ltd.	124,137	6,409,194
		16,873,096
Construction Materials — 3.4%
CRH PLC	28,426	2,815,026
Heidelberg Materials AG	16,139	2,271,015
		5,086,041
Containers & Packaging — 12.3%
DS Smith PLC	556,080	3,987,813
Graphic Packaging Holding Co.	104,761	2,873,594
Packaging Corp. of America	27,114	5,766,063
Smurfit WestRock PLC	106,711	5,665,287
		18,292,757
Energy Equipment & Services — 0.8%
Saipem SpA(a)	460,651	1,124,063
Food Products — 1.0%
Bunge Global SA	20,256	1,542,089
Metals & Mining — 35.7%
Anglo American Platinum Ltd.	22,638	794,221
Anglo American PLC	193,188	5,656,774
Anglogold Ashanti PLC	72,552	2,191,796
ArcelorMittal SA, ADR	42,904	1,060,158
Barrick Gold Corp.	87,052	1,425,041
BHP Group Ltd., Class DI	112,532	2,763,750
First Quantum Minerals Ltd.(a)	89,436	1,119,373
Freeport-McMoRan, Inc.	41,044	1,471,427
Glencore PLC	1,297,814	5,607,135
Kinross Gold Corp.	159,814	1,802,702
Newmont Corp.	59,894	2,558,672
Norsk Hydro ASA	918,922	5,419,760
Nucor Corp.	9,257	1,188,877
Polyus PJSC(a)(b)	23,064	2
Rio Tinto PLC	78,749	4,742,413
Steel Dynamics, Inc.	11,699	1,499,812
Teck Resources Ltd., Class B	57,883	2,366,257
U.S. Steel Corp.	47,716	1,758,335
Vale SA, ADR	150,862	1,401,508
Wheaton Precious Metals Corp.	134,204	8,383,724
		53,211,737
Security	Shares	Value
Oil, Gas & Consumable Fuels — 32.8%
Chevron Corp.	38,670	$ 5,769,177
Diamondback Energy, Inc.	9,052	1,487,787
EOG Resources, Inc.	16,424	2,065,975
Exxon Mobil Corp.	90,370	9,654,227
Gazprom PJSC(a)(b)	1,253,804	128
Hess Corp.	19,554	2,718,593
Permian Resources Corp.	72,973	1,069,054
Shell PLC	376,286	12,355,249
Suncor Energy, Inc.	86,255	3,236,306
Targa Resources Corp.	7,562	1,488,202
TotalEnergies SE	111,379	6,452,425
Tourmaline Oil Corp.	23,043	1,049,766
Williams Cos., Inc.	28,124	1,558,913
		48,905,802
Paper & Forest Products — 1.5%
Mondi PLC	74,278	1,156,190
UPM-Kymmene OYJ	34,670	1,022,414
		2,178,604
Total Long-Term Investments — 98.8% (Cost: $131,775,619)		147,214,189
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(c)(d)	2,349,416	2,349,416
Total Short-Term Securities — 1.6% (Cost: $2,349,416)		2,349,416
Total Investments — 100.4% (Cost: $134,125,035)		149,563,605
Liabilities in Excess of Other Assets — (0.4)%		(570,723)
Net Assets — 100.0%		$ 148,992,882

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Natural Resources Trust

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 2,243,083	$ —	$ (2,243,193)(b)	$ 110	$ —	$ —	—	$ 853 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	642,408	1,707,008 (b)	—	—	—	2,349,416	2,349,416	108,310	—
				$ 110	$ —	$ 2,349,416		$ 109,163	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 16,873,096	$ —	$ —	$ 16,873,096
Construction Materials	2,815,026	2,271,015	—	5,086,041
Containers & Packaging	14,304,944	3,987,813	—	18,292,757
Energy Equipment & Services	—	1,124,063	—	1,124,063
Food Products	1,542,089	—	—	1,542,089
Metals & Mining	28,227,682	24,984,053	2	53,211,737
Oil, Gas & Consumable Fuels	30,098,000	18,807,674	128	48,905,802
Paper & Forest Products	—	2,178,604	—	2,178,604
Short-Term Securities
Money Market Funds	2,349,416	—	—	2,349,416
	$96,210,253	$53,353,222	$130	$149,563,605
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Natural Resources Trust

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company